Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Summary of post-employee benefits
	December 31.
	2017	2016
	USD thousands	USD thousands
Short-term benefits	112	670
Post-employment benefits	492	256

Summary of defined contribution plan in respect of its employees
	Year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Amount recognized as expense in respect of defined contribution plan	52	39	25